THE HENLOPEN FUND

                                QUARTERLY REPORT
                                 MARCH 31, 2002


To My Fellow Shareholders:

For the quarter ending March 31, 2002, The Henlopen Fund declined 3.6%. Annualized returns for the Fund for one, three and five years are: 17.7%, 8.1%, and 14.1%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 15.7%.

As discussed in our last shareholder letter, we entered the first quarter of 2002 in an unclear investment environment; high valuations for the major indices, uncertainty on the timing and strength of an economic recovery, and ephemeral stock market leadership left us cautious on the near-term market direction. This caution proved warranted as the major indices dropped throughout January and February before staging a rally in March which left the major averages mixed for the quarter.

While three short months are not sufficient for any earnings recovery to impact stock market valuation, time has helped lift some clouds regarding the other issues. Statistical and anecdotal evidence suggest the economy is indeed rebounding. According to the Institute for Supply Management, March saw the second straight month of growth in the manufacturing sector (following eighteen consecutive months of decline) and the first increase in manufacturing employment in seven months. In addition, construction spending and personal income both advanced, and housing and auto sales continued at a torrid pace. Sustained market leadership also emerged during the quarter, as strength in healthcare (ex-pharmaceuticals), financial, retail, and housing stocks persisted, despite continued market rotation in other sectors. Utilities also bottomed and rebounded sharply within the quarter, improving the market's backdrop.

With the depletion in inventories over for most industries and expenses "right-sized" for current revenue levels, corporate earnings growth should outpace economic growth during the next upturn. This should provide a lift for stock prices, particularly in the more attractively valued small- to-mid-capitalization names. We have positioned the Fund for this scenario, having found many attractive opportunities in the industrial, retail, and leisure sectors while continuing to benefit from our exposure to energy and healthcare-related stocks.

Sincerely yours,

/s/Michael L. Hershey

Michael L. Hershey
President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

  Date         The Henlopen Fund     S&P 500 Index     Lipper Growth Fund Index

 12/2/92           $10,000             $10,000                $10,000
12/31/92           $10,010             $10,162                $10,204
 3/31/93           $10,821             $10,604                $10,507
 6/30/93           $11,562             $10,654                $10,661
 9/30/93           $12,450             $10,926                $11,173
12/31/93           $12,999             $11,179                $11,426
 3/31/94           $12,760             $10,758                $11,084
 6/30/94           $12,126             $10,804                $10,841
 9/30/94           $12,853             $11,332                $11,373
12/31/94           $12,644             $11,330                $11,246
 3/31/95           $13,583             $12,430                $12,059
 6/30/95           $15,494             $13,613                $13,349
 9/30/95           $17,819             $14,692                $14,563
12/31/95           $17,453             $15,574                $14,918
 3/31/96           $19,233             $16,409                $15,591
 6/30/96           $21,442             $17,144                $16,107
 9/30/96           $21,024             $17,670                $16,566
12/31/96           $21,182             $19,141                $17,527
 3/31/97           $20,072             $19,658                $17,468
 6/30/97           $22,519             $23,083                $20,228
 9/30/97           $28,095             $24,811                $22,301
12/31/97           $25,971             $25,524                $22,450
 3/31/98           $31,183             $29,084                $25,229
 6/30/98           $29,902             $30,041                $25,946
 9/30/98           $23,918             $27,058                $22,985
12/31/98           $30,323             $32,818                $28,216
 3/31/99           $30,744             $34,456                $29,647
 6/30/99           $34,816             $36,885                $31,571
 9/30/99           $34,260             $34,582                $29,936
12/31/99           $49,162             $39,781                $36,103
 3/31/00           $63,069             $40,678                $38,735
 6/30/00           $53,512             $39,597                $37,119
 9/30/00           $50,296             $39,213                $36,626
12/31/00           $40,041             $36,145                $32,176
 3/31/01           $33,035             $31,860                $26,892
 6/30/01           $38,551             $33,724                $28,772
 9/30/01           $30,774             $28,787                $23,228
12/31/01           $40,339             $31,864                $26,394
 3/31/02           $38,887             $31,952                $25,829

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                           March 31, 2002 (Unaudited)

SHARES OR
PRINCIPAL                                                          QUOTED
  AMOUNT                                                    MARKET VALUE (B)<F3>
---------                                                   --------------------
LONG-TERM INVESTMENTS -- 95.9% (A)<F2>

COMMON STOCKS -- 95.2% (A)<F2>

             BASIC MATERIALS -- 2.6%
   100,000   Century Aluminum Co.                                 $  1,625,000
    60,000   Gold Fields Ltd. SP-ADR                                   625,200
    70,000   Meridian Gold Inc.                                      1,015,700
                                                                  ------------
                                                                     3,265,900

             BUSINESS SERVICES -- 0.9%
    25,000   ProQuest Co.                                            1,074,750

             COAL -- 4.6%
    75,000   Arch Coal, Inc.                                         1,603,500
    25,000   CONSOL Energy Inc.                                        656,250
        45   Kentucky River Coal Corp.                                 172,170
   200,000   Massey Energy Co.                                       3,380,000
                                                                  ------------
                                                                     5,811,920

             COMMUNICATIONS -- 7.9%
   175,000   ADC Telecommunications, Inc.                              712,250
    60,000   F5 Networks, Inc.                                       1,394,400
   200,000   NMS Communications Corp.                                  852,000
   130,000   Optibase Ltd.                                             312,000
   380,000   Packeteer, Inc.                                         2,812,000
   300,000   Raindance Communications, Inc.                          1,047,000
   100,000   Redback Networks Inc.                                     340,000
   301,000   Science Dynamics Corp.                                     18,060
   260,000   Symmetricom, Inc.                                       1,609,400
   300,000   U.S. Wireless Data Inc.                                   732,000
                                                                  ------------
                                                                     9,829,110

             COMPUTER SYSTEMS -- 0.7%
   100,000   Sun Microsystems, Inc.                                    882,000

             CONSTRUCTION SERVICES -- 2.0%
   150,000   Willbros Group, Inc.                                    2,503,500

             CONSUMER NON-DURABLES -- 1.7%
   200,000   Electric Fuel Corp.                                       310,000
    10,000   Fortune Brands, Inc.                                      493,700
    10,000   Philip Morris Companies Inc.                              526,700
    40,000   Standard Commercial Corp.                                 768,800
                                                                  ------------
                                                                     2,099,200

             DISTRIBUTION -- 0.7%
    15,000   D & K Healthcare Resources, Inc.                          900,300

             ELECTRIC/ALTERNATIVE ENERGY -- 0.8%
    60,000   FuelCell Energy, Inc.                                     945,600

             ELECTRONICS/EQUIPMENT MANUFACTURING -- 1.3%
   100,000   Teledyne Technologies Inc.                              1,658,000

             FINANCIAL SERVICES -- 4.3%
    30,000   Hilb, Rogal and Hamilton Co.                              936,000
    85,000   Penn-America Group, Inc.                                1,329,400
    44,000   Southern Financial Bancorp, Inc.                        1,097,800
    20,000   Wachovia Corp.                                            741,600
    67,500   WSFS Financial Corp.                                    1,223,100
                                                                  ------------
                                                                     5,327,900

             HEALTHCARE PRODUCTS -- 13.7%
   300,000   Antex Biologics Inc.                                      465,000
   100,000   Atrix Laboratories, Inc.                                2,277,000
   350,000   IGEN International, Inc.                               13,258,000
   160,000   PharmaNetics, Inc.                                      1,160,000
                                                                  ------------
                                                                    17,160,000

             HEALTHCARE SERVICES -- 4.7%
    70,000   Caremark Rx, Inc.                                       1,365,000
   185,000   QuadraMed Corp.                                         1,646,500
    80,000   SFBC International, Inc.                                2,088,000
    10,000   Trigon Healthcare, Inc.                                   738,200
                                                                  ------------
                                                                     5,837,700

             LEISURE/ENTERTAINMENT -- 1.7%
    50,000   Aztar Corp.                                             1,095,000
    60,000   Boyd Gaming Corp.                                         902,400
       500   Churchill Downs Inc.                                       18,375
   200,000   CTN Media Group, Inc.                                      66,000
                                                                  ------------
                                                                     2,081,775

             MEDICAL PRODUCTS/SUPPLIES -- 4.0%
   107,500   Cantel Medical Corp.                                    2,596,125
    80,000   Conceptus, Inc.                                         1,724,000
    60,000   Thoratec Corp.                                            657,000
                                                                  ------------
                                                                     4,977,125

             MISCELLANEOUS MANUFACTURING -- 7.1%
   110,000   Acacia Research Corp.                                   1,255,100
   150,000   Axsys Technologies, Inc.                                1,015,680
    15,500   Engineered Support Systems, Inc.                          716,875
    48,000   Glatfelter                                                861,120
   120,000   Noble International, Ltd.                               1,520,400
    64,000   Sypris Solutions, Inc.                                    961,920
    47,100   Tredegar Corp.                                            880,770
    50,000   Tyco International Ltd.                                 1,616,000
                                                                  ------------
                                                                     8,827,865

             OIL & GAS EXPLORATION/PRODUCTION -- 6.4%
    80,000   Devon Energy Corp.                                      3,861,600
    50,000   Prima Energy Corp.                                      1,245,000
   200,000   Ultra Petroleum Corp.                                   1,596,000
    25,000   Valero Energy Corp.                                     1,238,000
                                                                  ------------
                                                                     7,940,600

             OILFIELD PRODUCTS/SERVICES -- 6.2%
    75,000   Grant Prideco, Inc.                                     1,026,000
   600,000   Grey Wolf, Inc.                                         2,376,000
    50,000   Patterson-UTI Energy, Inc.                              1,487,000
   110,000   Universal Compression
               Holdings, Inc.                                        2,904,000
                                                                  ------------
                                                                     7,793,000

             RESTAURANTS -- 0.4%
   100,000   Smith & Wollensky
               Restaurant Group, Inc.                                  490,000

             RETAILING -- 4.2%
    30,000   Albertson's, Inc.                                         994,200
    60,000   Charming Shoppes, Inc.                                    475,200
    60,000   Pep Boys-Manny, Moe & Jack                                998,400
   500,000   Rite Aid Corp.                                          1,730,000
    70,000   TBC Corp.                                               1,015,000
                                                                  ------------
                                                                     5,212,800

             SEMICONDUCTORS/RELATED -- 4.5%
    25,000   ATMI, Inc.                                                786,250
    75,000   Conexant Systems, Inc.                                    903,750
    70,000   Fairchild Semiconductor Corp.                           2,002,000
    35,000   Intersil Corp.                                            992,250
   350,000   Optical Communication
               Products, Inc.                                          983,500
                                                                  ------------
                                                                     5,667,750

             SOFTWARE & RELATED SERVICES -- 10.9%
   136,500   Acres Gaming Inc.                                         715,260
   125,000   BAM! Entertainment, Inc.                                  587,500
   370,500   Bitstream Inc.                                          1,370,850
   100,000   Critical Path, Inc.                                       216,000
    90,000   ILOG S.A. SP-ADR                                        1,418,400
    60,000   Intrado Inc.                                            1,307,400
    35,000   JDA Software Group, Inc.                                1,115,800
   300,000   Level 8 Systems, Inc.                                     405,000
   350,000   ON Technology Corp.                                       787,500
   300,000   SafeNet, Inc.                                           4,824,000
   285,000   TeleCommunication Systems, Inc.                           889,200
                                                                  ------------
                                                                    13,636,910

             TEXTILES -- 2.8%
    82,500   Phillips-Van Heusen Corp.                               1,164,075
    82,000   Quaker Fabric Corp.                                       915,940
   150,000   Unifi, Inc.                                             1,410,000
                                                                  ------------
                                                                     3,490,015

             TRANSPORTATION -- 1.1%
   120,000   General Maritime Corp.                                  1,440,000
                                                                  ------------
                  Total common stocks                              118,853,720

PREFERRED STOCKS -- 0.7% (A)<F2>
    50,000   EXCO Resources, Inc.,
               5.00%, Conv Pfd 5/23/03                                 860,000
                                                                  ------------
                  Total long-term investments                      119,713,720

SHORT-TERM INVESTMENTS -- 3.7% (A)

             VARIABLE RATE DEMAND NOTE -- 3.7%
$4,577,911   Firstar Bank U.S.A., N.A.                               4,577,911
                                                                  ------------
                  Total investments                                124,291,631

             Cash and receivables, less
               liabilities 0.4% (A)<F2>                                534,906
                                                                  ------------
                  NET ASSETS                                      $124,826,537
                                                                  ------------
                                                                  ------------
             Net Asset Value Per Share
               (No par value, unlimited
               shares authorized), offering
               and redemption price
               ($124,826,537 / 6,477,735
               shares outstanding)                                      $19.27
                                                                        ------
                                                                        ------

(a)<F2> Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                            STEPHEN L. HERSHEY, M.D.
                             President, First State
                         Orthopaedic Consultants, P.A.
                                Newark, Delaware

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            U.S. BANK INSTITUTIONAL
                                TRUST & CUSTODY
                                   Custodian

                               U.S. BANCORP FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.